IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios, each with separate objectives and investment policies. This Prospectus offers seven portfolios (each, a Portfolio, and collectively, the Portfolios) of the Trust.

Domestic Equity Portfolios

Ivy Funds VIP Dividend Opportunities seeks to provide total return.

Ivy Funds VIP Mid Cap Growth seeks to provide growth of your investment.

Ivy Funds VIP Small Cap Growth seeks growth of capital.

Fixed Income Portfolio

Ivy Funds VIP High Income seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

Specialty Portfolios

Ivy Funds VIP Energy seeks to provide long-term capital appreciation.

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

__________________________________________________________________________________

Fund Overviews
Domestic Equity Portfolios
Fixed Income Portfolio
Specialty Portfolios
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEWS

General Information

The following sections are the Fund Overviews - one for each of the seven Portfolios. Each Fund Overview provides specific information about the applicable Portfolio, including information regarding the Portfolio's investment objective(s), principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Trust's Board of Trustees without shareholder approval. You can use these Fund Overviews to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Overviews contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

DOMESTIC EQUITY PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP DIVIDEND OPPORTUNITIES

(formerly, W&R Target Dividend Income Portfolio)

OBJECTIVE

Ivy Funds VIP Dividend Opportunities seeks to provide total return.

PRINCIPAL STRATEGIES

Ivy Funds VIP Dividend Opportunities seeks to achieve its objective by investing primarily in dividend-paying common stocks that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, believes also demonstrate favorable prospects for total return. Under normal market conditions, the Portfolio invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Portfolio invests primarily in large cap companies (typically, companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Portfolio primarily focuses on companies:

  with high dividend yields that are, in the opinion of WRIMCO, relatively safe with above-average market yield that WRIMCO expects will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next few years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, WRIMCO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Dividend Opportunities. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Dividend Opportunities may be appropriate for investors seeking total return through a portfolio of primarily dividend-paying common stocks. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Dividend Opportunities by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2004	9.96%
2005	13.03%
2006	15.91%
2007	16.72%
2008*	-35.91%

In the period shown in the chart, the highest quarterly return was 9.28% (the fourth quarter of 2004) and the lowest quarterly return was -21.43% (the fourth quarter of 2008).

* Effective July 31 2008 the Portfolio changed its investment objective from seeking to provide income and long-term capital growth to seeking to provide total return.

Average Annual Total Returns
as of December 31, 2008

			Life of
	1 Year	5 Years	Portfolio*
Shares of Ivy Funds VIP Dividend
Opportunities (began on 12-30-03)	-35.91%	1.51%	1.50%
Russell 1000® Index[1]	-37.60%	-2.04%	-2.04%
Lipper Variable Annuity Equity Income
Funds Universe Average[2]	-35.83%	-1.18%	-1.18%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from December 31, 2003.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Dividend Opportunities. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.07%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

____________________________________________________________________________________

IVY FUNDS VIP MID CAP GROWTH

(formerly, W&R Target Mid Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Mid Cap Growth seeks to provide growth of your investment.

PRINCIPAL STRATEGIES

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO, the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations that range between $1 billion and $18 billion.

In selecting securities for the Portfolio, WRIMCO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings and cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Mid Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing a majority of the Portfolio's holdings in a single asset class such as mid cap securities may cause the Portfolio to experience more volatility than a fund invested with greater diversification.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Mid Cap Growth may be appropriate for investors who are seeking growth through a mutual fund which is primarily invested in mid-cap companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Mid Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	8.56%
2007	12.62%
2008	-36.23%

In the period shown in the chart, the highest quarterly return was 7.48% (the first quarter of 2006) and the lowest quarterly return was -22.11% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

		Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Mid Cap
Growth (began on 4-28-05)	-36.23%	-1.50%
Russell Mid-Cap Growth Index[1]	-44.32%	-5.42%
Lipper Variable Annuity Mid-Cap Growth
Funds Universe Average[2]	-45.24%	-4.94%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Mid Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.24%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.84% and the Total Annual Portfolio Operating Expenses would have been 1.23%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

____________________________________________________________________________________

IVY FUNDS VIP SMALL CAP GROWTH

(formerly, W&R Target Small Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Small Cap Growth seeks growth of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Portfolio, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Small Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap equities may cause the Portfolio to experience more volatility than a fund invested with greater diversification among asset classes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Small Cap Growth may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Small Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%
2007	13.52%
2008	-39.18%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap
Growth	-39.18%	-1.32%	2.66%
Russell 2000® Growth Index[1]	-38.56%	-2.37%	-0.76%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	-41.12%	-3.06%	0.49%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Small Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

FIXED INCOME PORTFOLIO

____________________________________________________________________________________

IVY FUNDS VIP HIGH INCOME

(formerly, W&R Target High Income Portfolio)

OBJECTIVES

Ivy Funds VIP High Income seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

PRINCIPAL STRATEGIES

Ivy Funds VIP High Income seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, the Portfolio's investment manager, consistent with the Portfolio's objectives. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower quality bonds, which include bonds rated BBB or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or Baa or below by Moody's Investors Service, Inc. (Moody's) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB or below by S&P or Ba or below by Moody's or, if unrated, determined by WRIMCO to be of comparable quality; however, the Portfolio typically provides a cautious alternative within a more aggressive bond category.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of the company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  improving debt-to-cash ratios
  potential to improve credit standing
  strong, defensible market position

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO also may sell a security if, in WRIMCO's opinion, the price of the security has risen to reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP High Income. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility, and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income an increase in interest rates, which may cause the value of a bond held by the Portfolio, especially bonds with longer maturities, to decline the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Portfolio
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP High Income may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher-rated categories and, secondarily, seek capital growth when consistent with the objective of income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP High Income by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	4.22%
2000	-9.73%
2001	9.18%
2002	-2.02%
2003	19.74%
2004	9.86%
2005	2.55%
2006	10.27%
2007	3.86%
2008	-21.82%

In the period shown in the chart, the highest quarterly return was 6.27% (the second quarter of 2003) and the lowest quarterly return was -16.50% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP High Income	-21.82%	0.17%	1.97%
Citigroup High Yield Market Index[1]	-25.91%	-0.93%	2.19%
Lipper Variable Annuity High Current
Yield Funds Universe Average[2]	-26.93%	-1.41%	1.07%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP High Income. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.96%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.58% and the Total Annual Portfolio Operating Expenses would have been 0.91%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,179

SPECIALTY PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP ENERGY

(formerly, W&R Target Energy Portfolio)

OBJECTIVE

Ivy Funds VIP Energy seeks to provide long-term capital appreciation.

PRINCIPAL STRATEGIES

Ivy Funds VIP Energy seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, including exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Portfolio invests in securities of companies across the capitalization spectrum and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Portfolio may invest up to 100% of its total assets in foreign securities.

WRIMCO, the Portfolio's investment manager, uses an investment style that focuses on both growth and value characteristics of companies where energy is believed to be a factor in the investment outlook and success of that company. WRIMCO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that are discovering sources of energy that will carry the world into the future. WRIMCO considers many factors in selecting companies for the Portfolio, which may include the valuation, operating history, capital, financials, business model and management of a company.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Energy Sector Risk-since the Portfolio invests a significant portion of its assets in securities of companies principally engaged in the energy sector, the Portfolio could experience wider fluctuations in value than funds with more diversified, less concentrated portfolios. Specifically, the securities that the Portfolio purchases may underperform the market as a whole. To the extent that the Portfolio's investments are concentrated in issuers conducting business in the same economic sector, the Portfolio's holdings are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil-producing countries, energy conservation, the success of exploration projects and tax and other governmental regulatory policies.

A variety of additional factors can affect the investment performance of Ivy Funds VIP Energy. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected some of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Although individual security selection, in general, drives the performance of the Portfolio, short-term fluctuations in commodity prices may influence returns and increase price fluctuations in the Portfolio's shares. The companies in which the Portfolio invests may be adversely affected by foreign government, Federal, or state regulations on energy production, distribution and sale.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Energy may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Energy by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2007	51.30%
2008	-46.15%

In the period shown in the chart, the highest quarterly return was 23.73% (the second quarter of 2008) and the lowest quarterly return was -33.43% (the third quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

		Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Energy (began on 5/1/06)	-46.15%	-9.80%
S&P 1500 Energy Sector Index[1]	-35.79%	-3.12%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	-47.18%	-12.09%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2006.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Energy. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.31%

1 WRIMCO has voluntarily agreed to waive its management fee for any day that the Portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$134	$416	$719	$1,581

____________________________________________________________________________________

IVY FUNDS VIP GLOBAL NATURAL RESOURCES

(formerly, W&R Target Global Natural Resources Portfolio)

OBJECTIVE

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

PRINCIPAL STRATEGIES

Ivy Funds VIP Global Natural Resources invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's total assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Global Natural Resources. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the level of the Portfolio's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Global Natural Resources may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Global Natural Resources by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%
2007	43.50%
2008	-61.46%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -41.06% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Global
Natural Resources (began on 4-28-05)	-61.46%	-3.57%
MSCI Commodity-Related Index[1]	-42.20%	6.67%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	-47.18%	4.05%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Global Natural Resources. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.43%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

More about the Portfolios

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Dividend Opportunities: The Portfolio seeks to achieve its objective of total return by investing primarily in large cap, high-quality companies with established operating records that WRIMCO believes may accelerate or grow their dividend payout ratio. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments, thereby returning value to its shareholders. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Portfolio's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For Federal income tax purposes, net capital gain (the excess of net long-term capital gain over net short-term capital loss) generally is taxed at a maximum rate of 15% for noncorporate shareholders, and "qualified dividend income" received by those shareholders is taxed as net capital gain as well, provided that certain holding period and other requirements are met. Although the only shareholders of the Portfolio are the Participating Insurance Companies and their separate accounts, and the Policyowners, thus, are not directly affected by the tax consequences to the Portfolio, WRIMCO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

Although the Portfolio invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

While the Portfolio invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objective. To the extent the Portfolio invests in debt securities, the Portfolio intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality.

At times, when WRIMCO believes that a temporary defensive position is desirable or to achieve income, the Portfolio may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Portfolio may not achieve its objective.

Risks. An investment in Ivy Funds VIP Dividend Opportunities is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Mid Cap Growth: The Portfolio seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. The Portfolio primarily focuses on mid cap growth companies that WRIMCO believes have the potential to become a large cap company. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, WRIMCO considers a company's capitalization at the time the Portfolio acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Portfolio's investment policy. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a bottom-up approach in its selection of securities for the Portfolio, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. WRIMCO also may consider a company's dividend yield.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Portfolio may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. The Portfolio may also invest in derivative instruments to hedge its current holdings. As well, the Portfolio may invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Mid Cap Growth is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Growth: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. WRIMCO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, or that demonstrates a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's investment policy. From time to time, the Portfolio also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper short-term U.S. government securities, and/or preferred stocks. The Portfolio also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Small Cap Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP High Income: The Portfolio seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth, when consistent with its primary objective, by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio's objectives. There is no guarantee, however, that the Portfolio will achieve its objectives.

In general, the high level of income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the nationally recognized statistical rating organizations (NRSROs) or unrated securities that are determined by WRIMCO to be of comparable quality; these include bonds rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. The Portfolio is generally more conservatively structured and invested in higher quality securities than its peers. WRIMCO seeks to protect the downside of investing in lower-quality securities and therefore searches for higher-quality securities within the individual rating categories. WRIMCO focuses on credit quality and seeks companies that appear to be able to improve their ratings.

The Portfolio primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed-income securities of varying maturities; however, it also may own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Portfolio limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Portfolio may enter into credit default swap contracts for hedging and/or speculative purposes. The Portfolio may either sell or buy credit protection under these contracts.

The Portfolio may invest an unlimited amount of its assets in foreign securities. At this time, however, the Portfolio does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Portfolio, WRIMCO may take any one or more of the following steps with respect to the Portfolio's assets:

  shorten the average maturity of the Portfolio's debt holdings hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP High Income is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Energy: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

After reviewing the market outlook for the energy industry and then identifying trends and sectors, WRIMCO uses a research-oriented, bottom-up investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that WRIMCO believes are strongly managed and will generate above-average, long-term capital appreciation.

There is no guarantee, however, that the Portfolio will achieve its objective.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Portfolio is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

  international political developments
  production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations energy conservation
  the regulatory environment
  tax policies
  the economic growth and political stability of the key energy-consuming countries

The Portfolio may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly traded partnerships (often referred to as master limited partnerships (MLPs)) and derivatives (primarily for the purpose of hedging various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements)), and selling securities short. A MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. The MLPs in which the Portfolio may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. Net income from an interest in a qualified publicly traded partnership (QPTP) is qualifying income for a mutual fund. The Portfolio intends that all the MLPs in which it invests will be QPTPs. Please see the SAI regarding the tax and potential regulatory consequences if the Portfolio invests in a MLP that is not a QPTP. The value of these instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political or regulatory developments.

Investing in commodities may expose the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings. The Portfolio's investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Energy is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Short Sales Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Portfolio also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; a Portfolio is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO's or the investment subadvisor's, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- A Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk - Investments in initial public offerings (IPOs) can have a significant positive impact on a Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Mortgage-Backed and Asset-Backed Securities Risk -- Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and a Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also may limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Portfolio purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the Portfolio, as a holder of those securities, may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's investment income.

Short Sales Risk -- Short sales are transactions in which a Portfolio sells a security it does not own. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be higher or lower than the price at which the security was sold by the Portfolio. If the underlying security goes down in price between the time a Portfolio sells the security and buys it back, the Portfolio will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Portfolio will realize a loss on the transaction. Any such loss is increased by the amount of the premium or interest the Portfolio must pay to the lender of the security. A Portfolio is also required to segregate assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Portfolio's needs for immediate cash or other liquidity. A Portfolio's investment performance also may suffer if the Portfolio is required to close out a short position earlier than it intended. In addition, the Portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2008 had over $54.7 billion Canadian in assets under management.

Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy: David P. Ginther is primarily responsible for the day-to-day management of Ivy Funds VIP Dividend Opportunities and Ivy Funds VIP Energy. He has held his responsibilities since the inception of Ivy Funds VIP Dividend Opportunities in December 2003 and since the inception of Ivy Funds VIP Energy in May 2006. Mr. Ginther is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He has been an employee of WRIMCO since 1995. Mr. Ginther earned a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment manager is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Funds VIP High Income: William M. Nelson is primarily responsible for the day-to-day management of Ivy Funds VIP High Income. Mr. Nelson has held his responsibilities for Ivy Funds VIP High Income since January 1999. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and portfolio manager of another investment company for which WRIMCO serves as investment manager. Mr. Nelson has been an employee of WRIMCO since January 1995. He earned a BS in business administration from Bucknell University in Lewisburg, Pennsylvania, and an MBA in finance and marketing from the University of Connecticut.

Ivy Funds VIP Mid Cap Growth: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Funds VIP Mid Cap Growth. She has managed Ivy Funds VIP Mid Cap Growth since its inception in April 2005. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Ivy Funds VIP Small Cap Growth: Kenneth G. McQuade is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Growth. Mr. McQuade has held his responsibilities for Ivy Funds VIP Small Cap Growth since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and continues with these responsibilities in addition to his day-to-day management of the Ivy Funds VIP Small Cap Growth. Mr. McQuade is Vice President of WRIMCO and IICO, and Vice President of the Trust. He earned a BS degree in finance from Bradley University.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP High Income: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Dividend Opportunities: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Energy, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP High Income: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor, as applicable.

For the fiscal year ended December 31, 2008, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Dividend Opportunities	0.70%
Ivy Funds VIP Energy	0.68%*
Ivy Funds VIP Global Natural Resources	1.00%
Ivy Funds VIP High Income	0.58%
Ivy Funds VIP Mid Cap Growth	0.85%
Ivy Funds VIP Science and Technology	0.83%
Ivy Funds VIP Small Cap Growth	0.83%

*For Portfolios managed solely by WRIMCO, WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of each of the Portfolios is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

__________________________________________________________________________________

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, each Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Natural Resources, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Ivy Funds VIP Small Cap Growth, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy Funds VIP High Income.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared and paid annually in May: Net investment income and net realized long-term and/or short-term capital gains from all Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP DIVIDEND OPPORTUNITIES
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$8.0015	$6.9651	$6.1121	$5.4645	$5.0000
	----------	----------	---------	---------	----------
Income (loss) from investment operations:
Net investment income	0.0391	0.0881	0.0857	0.0643	0.0337
Net realized and unrealized gain (loss)
on investments	(2.9133)	1.0765	0.8867	0.6476	0.4645
	----------	----------	---------	---------	---------
Total from investment operations	(2.8742)	1.1646	0.9724	0.7119	0.4982
	---------	----------	--------	---------	---------
Less distributions from:
Net investment income	(0.0056)	(0.0675)	(0.0849)	(0.0643)	(0.0337)
Net realized gains	(0.0103)	(0.0607)	(0.0345)	(0.0000)	(0.0000)
	----------	--------	---------	----------	----------
Total distributions	(0.0159)	(0.1282)	(0.1194)	(0.0643)	(0.0337)
	----------	----------	--------	---------	----------

Net asset value,
end of period	$5.1114	$8.0015	$6.9651	$6.1121	$5.4645
	======	=======	=======	=======	======
Ratios/Supplemental Data
Total return	-35.91%	16.72%	15.91%	13.03%	9.96%
Net assets, end of period (in millions)	$123	$121	$81	$43	$17
Ratio of expenses to average net assets
including expense waiver	1.07%	1.04%	1.07%	0.93%	0.76%
Ratio of net investment income to
average net assets including
expense waiver	0.92%	1.29%	1.63%	1.53%	2.08%
Ratio of expenses to average net assets
excluding expense waiver	1.07%[1]	1.04%[1]	1.07%[1]	1.12%	1.46%
Ratio of net investment income to
average net assets excluding
expense waiver	0.92%[1]	1.29%[1]	1.63%[1]	1.34%	1.38%
Portfolio turnover rate	35%	17%	17%	22%	22%

1There was no waiver of expenses during the period.

IVY FUNDS VIP ENERGY
(For a share outstanding throughout each period)

	For the		For the
	fiscal year		period from
	ended		5-1-06[1]
	December 31,		through
	2008	2007	12-31-06
	--------------------------		--------------
Per-Share Data
Net asset value,
beginning of period	$6.9732	$4.6351	$5.0000
	-----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	(0.0103)	0.0280	0.0248
Net realized and unrealized gain (loss)
on investments	(3.2080)	2.3497	(0.3654)
	---------	----------	----------
Total from investment operations	(3.2183)	2.3777	(0.3406)
	---------	----------	----------
Less distributions from:
Net investment income	(0.0055)	(0.0209)	(0.0243)
Net realized gains	(0.0060)	(0.0187)	(0.0000)
	---------	----------	----------
Total distributions	(0.0115)	(0.0396)	(0.0243)
	---------	----------	----------
Net asset value,
end of period	$3.7434	$6.9732	$4.6351
	=======	======	======
Ratios/Supplemental Data
Total return	-46.15%	51.30%	-6.81%
Net assets, end of period (in millions)	$20	$26	$7
Ratio of expenses to average net assets
including expense waiver	1.14%	0.52%	0.64%[2]
Ratio of net investment income to
average net assets including
expense waiver	-0.15%	0.78%	1.05%[2]
Ratio of expenses to average net assets
excluding expense waiver	1.31%	1.32%	1.49%[2]
Ratio of net investment income to
average net assets excluding
expense waiver	-0.32%	-0.02%	0.20%[2]
Portfolio turnover rate	10%	13%	12%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP GLOBAL NATURAL RESOURCES
(For a share outstanding throughout each period)

				For the
				period from
	For the fiscal year			4-28-05[1]
	ended December 31,			through
	2008	2007	2006	12-31-05
	---------------------------------------------			------------
Per-Share Data
Net asset value,
beginning of period	$10.0838	$7.5711	$6.2719	$5.0000
	------------	-----------	-----------	-----------
Income (loss) from investment operations:
Net investment income (loss)	0.0088	0.0148	0.0295	(0.0112)
Net realized and unrealized gain (loss)
on investments	(6.2310)	3.2797	1.5690	1.3132
	-----------	-----------	----------	-----------
Total from investment operations	(6.2222)	3.2945	1.5985	1.3020
	-----------	-----------	----------	-----------
Less distributions from:
Net investment income	(0.1089)	(0.0022)	(0.0235)	(0.0000)
Net realized gains	(0.4425)	(0.7796)	(0.2758)	(0.0301)
	-----------	-----------	-----------	------------
Total distributions	(0.5514)	(0.7818)	(0.2993)	(0.0301)
	-----------	-----------	-----------	-----------

Net asset value,
end of period	$ 3.3102	$10.0838	$7.5711	$6.2719
	=======	=======	======	======
Ratios/Supplemental Data
Total return	-61.46%	43.50%	25.49%	26.04%
Net assets, end of period (in millions)	$69	$165	$90	$32
Ratio of expenses to average net assets	1.43%	1.38%	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	-0.08%	0.20%	0.53%	-0.60%[2]
Portfolio turnover rate	206%	122%	111%	66%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP HIGH INCOME
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$3.2031	$3.3398	$3.2521	$3.4276	$3.3375
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.2834	0.2717	0.2518	0.2626	0.2391
Net realized and unrealized gain
(loss) on investments	(0.9826)	(0.1440)	0.0827	(0.1749)	0.0901
	----------	----------	----------	----------	----------
Total from investment operations	(0.6992)	0.1277	0.3345	0.0877	0.3292
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0198)	(0.2644)	(0.2468)	(0.2632)	(0.2391)
Net realized gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0198)	(0.2644)	(0.2468)	(0.2632)	(0.2391)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$2.4841	$3.2031	$3.3398	$3.2521	$3.4276
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-21.82%	3.86%	10.27%	2.55%	9.86%
Net assets, end of period
(in millions)	$147	$214	$204	$186	$190
Ratio of expenses to
average net assets
including expense waiver	0.91%	0.90%	0.94%	0.95%	0.96%
Ratio of net investment
income to average net assets
including expense waiver	8.72%	7.90%	7.48%	7.35%	7.13%
Ratio of expenses to
average net assets
excluding expense waiver	0.96%	0.95%	0.95%	0.95%[1]	0.96%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	8.67%	7.85%	7.47%	7.35%[1]	7.13%[1]
Portfolio turnover rate	37%	74%	71%	54%	83%

1There was no waiver of expenses during the period.

IVY FUNDS VIP MID CAP GROWTH
(For a share outstanding throughout each period)

	For the			For the
	fiscal year			period from
	ended			4-28-05[1]
	December 31,			through
	2008	2007	2006	12-31-05
	-------------------------------------------			------------
Per-Share Data
Net asset value,
beginning of period	$7.2091	$6.5601	$6.0653	$5.0000
	-----------	----------	-----------	---------
Income (loss) from investment operations:
Net investment income (loss)	(0.0036)	0.0034	0.0164	0.0064
Net realized and unrealized gain (loss)
on investments	(2.6128)	0.8245	0.5025	1.0589
	-----------	----------	-----------	---------
Total from investment operations	(2.6164)	0.8279	0.5189	1.0653
	-----------	----------	-----------	---------
Less distributions from:
Net investment income	(0.0020)	(0.0013)	(0.0223)	(0.0000)
Net realized gains	(0.0851)	(0.1776)	(0.0018)	(0.0000)
	-----------	----------	-----------	----------
Total distributions	(0.0871)	(0.1789)	(0.0241)	(0.0000)
	-----------	----------	-----------	----------

Net asset value,
end of period	$4.5056	$7.2091	$6.5601	$6.0653
	======	======	======	======
Ratios/Supplemental Data
Total return	-36.23%	12.62%	8.56%	21.31%
Net assets, end of period (in millions)	$49	$57	$37	$13
Ratio of expenses to average net assets
including expense waiver	1.23%	1.21%	0.97%	0.69%[2]
Ratio of net investment income to
average net assets including
expense waiver	-0.06%	0.06%	0.45%	0.33%[2]
Ratio of expenses to average net assets
excluding expense waiver	1.24%	1.24%	1.31%	1.54%[2]
Ratio of net investment income (loss) to
average net assets excluding
expense waiver	-0.07%	0.03%	0.11%	-0.51%[2]
Portfolio turnover rate	46%	31%	23%	11%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

IVY FUNDS VIP SMALL CAP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.2422	$9.9749	$10.4866	$9.6810	$8.4703
	------------	----------	------------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0270	(0.0641)	(0.0584)	(0.0647)	(0.0741)
Net realized and unrealized gain
(loss) on investments	(4.0469)	1.4127	0.5883	1.3116	1.2848
	------------	----------	-----------	----------	----------
Total from investment operations	(4.0199)	1.3486	0.5299	1.2469	1.2107
	------------	----------	-----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Total distributions	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Net asset value,
end of period	$ 6.0933	$10.2422	$9.9749	$10.4866	$9.6810
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-39.18%	13.52%	5.05%	12.88%	14.29%
Net assets, end of period
(in millions)	$290	$544	$555	$606	$589
Ratio of expenses to
average net assets
including expense waiver	1.14%	1.14%	1.15%	1.16%	1.17%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.32%	-0.61%	-0.55%	-0.63%	-0.82%
Ratio of expenses to
average net assets
excluding expense waiver	1.16%	1.16%	1.16%	1.16%[1]	1.17%[1]
Ratio of net investment income
(loss) to average net assets
excluding expense waiver	0.30%	-0.63%	-0.56%	-0.63%[1]	-0.82%[1]
Portfolio turnover rate	82%	101%	94%	71%	96%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Dividend Opportunities

Annual expense ratio	1.07%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$109.10	$10,393.00
2	10,393.00	519.65	10,912.65	113.39	10,801.44
3	10,801.44	540.07	11,341.52	117.85	11,225.94
4	11,225.94	561.30	11,787.24	122.48	11,667.12
5	11,667.12	583.36	12,250.48	127.29	12,125.64
6	12,125.64	606.28	12,731.92	132.29	12,602.18
7	12,602.18	630.11	13,232.29	137.49	13,097.44
8	13,097.44	654.87	13,752.31	142.90	13,612.17
9	13,612.17	680.61	14,292.78	148.51	14,147.13
10	14,147.13	707.36	14,854.49	154.35	14,703.11

Cumulative Total	$1,305.65

Ivy Funds VIP Energy

Annual expense ratio	1.31%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$133.53	$10,386.00
2	10,386.00	519.30	10,905.30	138.57	10,769.24
3	10,769.24	538.46	11,307.71	143.68	11,166.63
4	11,166.63	558.33	11,724.96	148.98	11,578.68
5	11,578.68	578.93	12,157.61	154.48	12,005.93
6	12,005.93	600.30	12,606.23	160.18	12,448.95
7	12,448.95	622.45	13,071.40	166.09	12,908.32
8	12,908.32	645.42	13,553.73	172.22	13,384.63
9	13,384.63	669.23	14,053.86	178.57	13,878.53
10	13,878.53	693.93	14,572.45	185.16	14,390.64

Cumulative Total	$1,581.46

Ivy Funds VIP Global Natural Resources

Annual expense ratio	1.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	10,357.00	517.85	10,874.85	150.75	10,726.74
3	10,726.74	536.34	11,263.08	156.13	11,109.69
4	11,109.69	555.48	11,665.17	161.70	11,506.31
5	11,506.31	575.32	12,081.62	167.48	11,917.08
6	11,917.08	595.85	12,512.93	173.46	12,342.52
7	12,342.52	617.13	12,959.65	179.65	12,783.15
8	12,783.15	639.16	13,422.31	186.06	13,239.51
9	13,239.51	661.98	13,901.48	192.70	13,712.16
10	13,712.16	685.61	14,397.77	199.58	14,201.68

Cumulative Total	$1,713.07

Ivy Funds VIP High Income

Annual expense ratio	0.96%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$97.96	$10,409.00
2	10,409.00	520.45	10,929.45	101.94	10,829.52
3	10,829.52	541.48	11,371.00	106.06	11,267.04
4	11,267.04	563.35	11,830.39	110.35	11,722.22
5	11,722.22	586.11	12,308.34	114.81	12,195.80
6	12,195.80	609.79	12,805.59	119.44	12,688.51
7	12,688.51	634.43	13,322.94	124.27	13,201.13
8	13,201.13	660.06	13,861.19	129.29	13,734.45
9	13,734.45	686.72	14,421.18	134.51	14,289.33
10	14,289.33	714.47	15,003.79	139.95	14,866.62

Cumulative Total	$1,178.60

Ivy Funds VIP Mid Cap Growth

Annual expense ratio	1.24%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$126.34	$10,377.00
2	10,377.00	518.85	10,895.85	131.09	10,767.18
3	10,767.18	538.36	11,305.53	136.02	11,172.02
4	11,172.02	558.60	11,730.62	141.14	11,592.09
5	11,592.09	579.60	12,171.69	146.44	12,027.95
6	12,027.95	601.40	12,629.35	151.95	12,480.20
7	12,480.20	624.01	13,104.21	157.66	12,949.46
8	12,949.46	647.47	13,596.93	163.59	13,436.36
9	13,436.36	671.82	14,108.18	169.74	13,941.56
10	13,941.56	697.08	14,638.64	176.13	14,465.77

Cumulative Total	$1,500.11

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

Ivy Funds VIP Small Cap Growth

Annual expense ratio	1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.24	$10,386.00
2	10,386.00	519.30	10,905.30	122.79	10,784.82
3	10,784.82	539.24	11,324.06	127.51	11,198.96
4	11,198.96	559.95	11,758.91	132.40	11,629.00
5	11,629.00	581.45	12,210.45	137.49	12,075.55
6	12,075.55	603.78	12,679.33	142.77	12,539.25
7	12,539.25	626.96	13,166.22	148.25	13,020.76
8	13,020.76	651.04	13,671.80	153.94	13,520.76
9	13,520.76	676.04	14,196.80	159.85	14,039.96
10	14,039.96	702.00	14,741.95	165.99	14,579.09

Cumulative Total	$1,409.22

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.